Quarterly Financial Data (Unaudited) (Restated) (Details) - Schedule of cash flows - USD ($)	3 Months Ended						6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
As Previously Reported [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net income	$ (99,964)	$ (121,769)	$ 386,140	$ 536,584	$ 557,215	$ 535,012	$ 264,371	$ 1,092,227	$ 164,407	$ 1,628,811
Changes in current assets and current liabilities:
Prepaid assets			(40,292)			6,347	(27,677)	12,111	(11,052)	13,762
Accounts payable and accrued expense			91,344			(6,020)	142,875	(5,817)	173,905	(4,414)
Due to related party							100,005		205,000
Due to related parties						(2,379)		(2,379)		(2,379)
Net Cash Used in Operating Activities			(97,176)			(155,650)	(79,065)	(286,519)	(26,759)	(364,114)
Net Decrease in Cash			(465,976)			(155,650)	(467,865)	(286,519)	(475,559)	784,686
Cash – Beginning of the period	9,289	11,178	477,154	165,890	296,759	452,409	477,154	452,409	477,154	452,409	$ 452,409
Cash – Ending of period	1,595	9,289	11,178	1,237,095	165,890	296,759	9,289	165,890	1,595	1,237,095	477,154
Purchase of investment held in Trust Account			(1,148,800)				(1,268,800)		(1,448,800)
Net Cash Provided by Investing Activities			(1,148,800)				104,610,318		104,430,318
Cash withdrawn from Trust Account to pay redeeming shareholders							105,879,118		105,879,118
Proceeds from promissory note – related party			780,000				780,000		780,000
Proceeds from promissory note							100,000		220,000	1,148,800
Net Cash Provided by Financing Activities			780,000				(104,999,118)		(104,879,118)	1,148,800
Redemption of ordinary shares							(105,879,118)		(105,879,118)
Change in value of ordinary shares subject to possible redemption			386,139			535,015	264,370	1,092,228	164,409	1,628,807
Interest earned on investment held in Trust Account			(534,368)			(688,610)	(558,639)	(1,382,661)	(559,019)	(1,999,894)
Change in fair value of warrant liabilities
Adjustments [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net income	15,734	6,062	16,418	20,363	16,649	25,857	22,480	42,506	38,214	62,869
Changes in current assets and current liabilities:
Prepaid assets
Accounts payable and accrued expense
Due to related party
Due to related parties
Net Cash Used in Operating Activities
Net Decrease in Cash
Cash – Beginning of the period
Cash – Ending of period
Purchase of investment held in Trust Account
Net Cash Provided by Investing Activities
Cash withdrawn from Trust Account to pay redeeming shareholders
Proceeds from promissory note – related party
Proceeds from promissory note
Net Cash Provided by Financing Activities
Redemption of ordinary shares
Change in value of ordinary shares subject to possible redemption			16,427			25,851	22,488	42,500	38,218	62,868
Interest earned on investment held in Trust Account
Change in fair value of warrant liabilities			(16,418)			(25,857)	(22,480)	(42,506)	(38,214)	(62,869)
As Restated [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net income			402,558			560,869	286,851	1,134,733	202,621	1,691,680
Changes in current assets and current liabilities:
Prepaid assets			(40,292)			6,347	(27,677)	12,111	(11,052)	13,762
Accounts payable and accrued expense			91,344			(6,020)	142,875	(5,817)	173,905	(4,414)
Due to related party							100,005		205,000
Due to related parties						(2,379)		(2,379)		(2,379)
Net Cash Used in Operating Activities			(97,176)			(155,650)	(79,065)	(286,519)	(26,759)	(364,114)
Net Decrease in Cash			(465,976)			(155,650)	(467,865)	(286,519)	(475,559)	784,686
Cash – Beginning of the period	9,289	11,178	477,154	165,890	296,759	452,409	477,154	452,409	477,154	452,409	452,409
Cash – Ending of period	$ 1,595	$ 9,289	11,178	$ 1,237,095	$ 165,890	296,759	9,289	165,890	1,595	1,237,095	$ 477,154
Purchase of investment held in Trust Account			(1,148,800)				(1,268,800)		(1,448,800)
Net Cash Provided by Investing Activities			(1,148,800)				104,610,318		104,430,318
Cash withdrawn from Trust Account to pay redeeming shareholders							105,879,118		105,879,118
Proceeds from promissory note – related party			780,000				780,000		780,000
Proceeds from promissory note							100,000		220,000	1,148,800
Net Cash Provided by Financing Activities			780,000				(104,999,118)		(104,879,118)	1,148,800
Redemption of ordinary shares							(105,879,118)		(105,879,118)
Change in value of ordinary shares subject to possible redemption			402,566			560,866	286,858	1,134,728	202,627	1,691,675
Interest earned on investment held in Trust Account			(534,368)			(688,610)	(558,639)	(1,382,661)	(559,019)	(1,999,894)
Change in fair value of warrant liabilities			$ (16,418)			$ (25,857)	$ (22,480)	$ (42,506)	$ (38,214)	$ (62,869)